Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Significant Information Relating to Company's Reportable Operating Segments

Significant information relating to the Company’s reportable operating segments is summarized in the tables below:

	Revenues (a)(b)		Production costs		Depreciation and depletion		Earnings (loss) from operations, associates and joint venture (b)(c)(e)(g)		Expenditures on mining interests
Years Ended December 31	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Éléonore	$377	$346	$251	$243	$137	$146	$(17)	$(43)	$109	$94
Musselwhite	293	321	144	140	41	59	98	118	58	37
Porcupine	341	343	209	189	122	63	96	85	109	62
Red Lake	264	388	180	179	87	123	(900)	64	80	100
Peñasquito	1,400	1,044	751	698	279	243	360	99	532	230
Cerro Negro	609	532	258	249	267	217	72	52	87	97
Pueblo Viejo (d)	569	607	199	185	39	35	888	387	46	40
Other(d)	357	793	279	553	71	188	(126)	(119)	103	79

Attributable segment total	4,210	4,374	2,271	2,436	1,043	1,074	471	643	1,124	739

Excluding attributable amounts from associates and joint venture	(787)	(864)	(382)	(370)	(53)	(50)	(206)	(274)	(49)	(43)

Consolidated total	$3,423	$3,510	$1,889	$2,066	$990	$1,024	$265	$369	$1,075	$696

At December 31, 2017	Assets	Liabilities	Net Assets
Éléonore	$2,735	$273	$2,462
Musselwhite	546	153	393
Porcupine	990	196	794
Red Lake	1,731	88	1,643
Peñasquito	8,370	3,089	5,281
Cerro Negro	3,285	531	2,754
Pueblo Viejo(d)	1,746	—	1,746
Other(d)	2,282	3,171	(889)

Total	$21,685	$7,501	$14,184

At December 31, 2016	Assets	Liabilities	Net Assets
Éléonore	$2,759	$356	$2,403
Musselwhite	774	153	621
Porcupine	1,028	173	855
Red Lake	2,526	342	2,184
Peñasquito	8,011	3,033	4,978
Cerro Negro	3,536	738	2,798
Pueblo Viejo	1,123	—	1,123
Other	1,740	3,287	(1,547)

Total	$21,497	$8,082	$13,415

Summary of Company's Consolidated Revenues from Continuing Operations (Excluding Attributable Share of Revenues from the Company's Associates and Joint Venture)
(a)	The Company’s principal product is gold bullion which is sold primarily in the London spot market. Concentrate produced at Peñasquito and Alumbrera, containing both gold and by-product metals, is sold to third party smelters and traders. The Company’s consolidated revenues (excluding attributable share of revenues from Pueblo Viejo and Alumbrera) for the years ended December 31 were derived from the following:

	2017		2016
Gold	$2,527	74%	$2,861	81%
Silver	364	11%	384	11%
Zinc	425	12%	200	6%
Lead	98	3%	62	2%
Copper	9	—%	3	—%

	$3,423	100%	$3,510	100%

Certain of the Company’s mines (including the Company’s associates) supplemented their gold revenues with the sale of other metals as shown in the table below:

Years Ended December 31		Peñasquito (i)	Cerro Negro	Pueblo Viejo	Other
Gold	2017	$598	$552	$541	$142
	2016	$552	$477	$582	$263
Silver	2017	270	57	27	38
	2016	227	55	24	102
Zinc	2017	425	—	—	—
	2016	200	—	—	—
Lead	2017	98	—	—	—
	2016	62	—	—	—
Copper	2017	9	—	1	80
	2016	3	—	1	130
Molybdenum	2017	—	—	—	4
	2016	—	—	—	4

Total	2017	$1,400	$609	$569	$264
	2016	$1,044	$532	$607	$499

(i)

The Company has a long term agreement with Wheaton Precious Metals Corp. (“Wheaton”) to deliver 25% of silver produced from Peñasquito during its life of mine for a per ounce cash payment of $4.13 (2016—$4.09), subject to annual inflation adjustments.

Reconciliation of Attributable Segment Total Earnings (Loss) from Operations, Associates and Joint Venture
(c)	A reconciliation of attributable segment total earnings from operations, associates and joint venture to the Company’s earnings before taxes per the Consolidated Statements of Earnings is as follows:

	2017	2016
Attributable segment total earnings from operations, associates and joint venture	$471	$643
Adjustment to account for Pueblo Viejo, NuevaUnión, Leagold and Alumbrera on an equity method basis	(206)	(274)
Gain on derivatives, net (i)	4	3
Gain on disposition of mining interest, net of transaction costs	42	—
Finance costs (i)	(133)	(137)
Other income (expense), net (i)	15	(13)

Earnings before taxes	$193	$222

(i)	Arose from corporate activities that would primarily be allocated to Other except for $27 million (2016 – $27 million) of finance costs incurred during the year ended December 31, 2017, which would be allocated to the Peñasquito segment and gain on derivatives of $4 million (2016 – $3 million) which would be allocated primarily to the Peñasquito segment. Additionally, during the year ended December 31, 2017, the Company recognized a net foreign exchange of $23 million (2016 – $68 million) which would primarily be allocated to the Peñasquito and Cerro Negro segments.